UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.6%
Consumer Discretionary 6.2%
Ally Financial, Inc., 3.25%, 11/5/2018		165,000	165,412
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (b)		2,500,000	2,593,750
Charter Communications Operating LLC, 3.579%, 7/23/2020		4,130,000	4,206,988
D.R. Horton, Inc., 2.55%, 12/1/2020		2,070,000	2,066,907
Discovery Communications LLC, 2.2%, 9/20/2019		1,065,000	1,060,079
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019		5,710,000	5,684,113
2.343%, 11/2/2020		6,000,000	5,943,063
General Motors Co.:
3-month USD-LIBOR + 0.800%, 2.192% ** , 8/7/2020		2,335,000	2,348,983
3.5%, 10/2/2018		380,000	383,953
General Motors Financial Co., Inc., 3.2%, 7/13/2020		3,195,000	3,238,365
Hyundai Capital America:
144A, 2.5%, 3/18/2019		5,000,000	4,987,829
144A, 2.875%, 8/9/2018		2,301,000	2,305,791
Lennar Corp., 4.125%, 12/1/2018		110,000	111,100
Newell Brands, Inc., 2.6%, 3/29/2019		939,000	942,207
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019		4,840,000	4,828,251
Penske Automotive Group, Inc., 3.75%, 8/15/2020		260,000	264,875
RCI Banque SA, 144A, 3.5%, 4/3/2018		9,000,000	9,031,036
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	79,400
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020		1,980,000	1,978,534
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		1,290,000	1,359,337
TRI Pointe Group, Inc., 4.875%, 7/1/2021		1,375,000	1,426,562
			55,006,535
Consumer Staples 1.6%
BAT Capital Corp., 144A, 2.764%, 8/15/2022		5,265,000	5,236,329
Kraft Heinz Foods Co.:
2.8%, 7/2/2020		3,890,000	3,912,427
3.5%, 7/15/2022		4,000,000	4,091,007
Tyson Foods, Inc., 2.25%, 8/23/2021		1,155,000	1,139,486
			14,379,249
Energy 7.1%
Andeavor Logistics LP, 3.5%, 12/1/2022		330,000	329,374
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		2,500,000	2,593,750
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		2,300,000	2,301,360
ConocoPhillips Co., 4.2%, 3/15/2021		2,904,000	3,053,753
Continental Resources, Inc., 5.0%, 9/15/2022		2,500,000	2,537,500
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,170,400	3,170,146
Enbridge, Inc., 2.9%, 7/15/2022		1,195,000	1,187,767
Energy Transfer Equity LP, 4.25%, 3/15/2023		880,000	873,400
Energy Transfer LP, 4.15%, 10/1/2020		3,850,000	3,975,688
EQT Corp., 2.5%, 10/1/2020		1,770,000	1,757,662
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	10,017,936
ONEOK Partners LP:
3.2%, 9/15/2018		5,375,000	5,406,320
3.8%, 3/15/2020		4,500,000	4,598,814
Petrobras Global Finance BV:
6.125%, 1/17/2022		1,095,000	1,162,069
8.375%, 5/23/2021		3,965,000	4,522,083
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		714,000	756,840
5.5%, 2/4/2019		2,000,000	2,066,900
6.375%, 2/4/2021		2,000,000	2,174,000
Precision Drilling Corp., 6.5%, 12/15/2021 (b)		1,688,000	1,719,650
Southwestern Energy Co., 4.1%, 3/15/2022 (b)		2,200,000	2,167,000
SRC Energy, Inc., 144A, 6.25%, 12/1/2025		1,420,000	1,451,950
Sunoco LP, 6.25%, 4/15/2021		2,200,000	2,286,900
Tecpetrol SA, 144A, 4.875%, 12/12/2022		1,500,000	1,499,250
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		2,000,000	2,052,500
			63,662,612
Financials 26.8%
ABN AMRO Bank NV, 144A, 2.1%, 1/18/2019		8,000,000	7,989,536
AerCap Ireland Capital DAC, 3.95%, 2/1/2022		2,585,000	2,664,220
Air Lease Corp., 2.125%, 1/15/2020		4,065,000	4,035,166
ANZ New Zealand International Ltd., 144A, 2.2%, 7/17/2020		3,000,000	2,982,827
Ares Capital Corp., 3.625%, 1/19/2022		8,000,000	8,033,077
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023		765,000	764,044
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020		1,000,000	1,138,230
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		2,000,000	2,009,920
Banco Santander SA, 3.125%, 2/23/2023		6,200,000	6,168,450
Bank of America Corp., 2.625%, 4/19/2021		11,000,000	11,056,116
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,510,000
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	11,064,420
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,008,679
BPCE SA, 144A, 3.0%, 5/22/2022		1,500,000	1,499,169
Capital One NA, 1.85%, 9/13/2019		9,715,000	9,621,315
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019		2,000,000	2,132,900
Citigroup, Inc., 2.45%, 1/10/2020		8,000,000	8,003,688
Citizens Bank NA, 2.5%, 3/14/2019		4,000,000	4,009,473
Credit Agricole SA, 144A, 3.375%, 1/10/2022		8,000,000	8,124,802
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023		5,000,000	5,083,555
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021		5,000,000	4,883,325
Fifth Third Bank, 1.625%, 9/27/2019		4,415,000	4,364,028
FS Investment Corp., 4.25%, 1/15/2020		5,000,000	5,085,516
Global Bank Corp., 144A, 4.5%, 10/20/2021		2,875,000	2,928,762
HSBC U.S.A., Inc., 2.75%, 8/7/2020		8,000,000	8,043,864
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020		2,500,000	2,499,555
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020		1,750,000	1,765,374
ING Groep NV, 3.15%, 3/29/2022		1,580,000	1,598,894
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		2,955,000	2,933,691
KeyBank NA, 1.6%, 8/22/2019		660,000	652,789
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,010,043
Lloyds Banking Group PLC, 3.1%, 7/6/2021		1,160,000	1,171,705
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,080,839
Morgan Stanley, 2.5%, 1/24/2019		10,000,000	10,025,474
National Savings Bank, 144A, 8.875%, 9/18/2018		2,500,000	2,580,000
Regions Financial Corp., 3.2%, 2/8/2021		6,000,000	6,104,762
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019		2,160,000	2,164,710
144A, 3.4%, 1/18/2023		6,150,000	6,126,037
Santander UK PLC, 2.125%, 11/3/2020		5,455,000	5,411,127
Skandinaviska Enskilda Banken AB:
144A, 1.375%, 5/29/2018		5,000,000	4,990,150
1.5%, 9/13/2019		6,000,000	5,923,151
144A, 2.375%, 3/25/2019		2,905,000	2,911,519
Standard Chartered PLC, 144A, 2.1%, 8/19/2019		4,000,000	3,974,648
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		1,045,000	1,041,269
144A, 2.375%, 11/9/2020		5,000,000	4,965,545
Synchrony Bank, 3.0%, 6/15/2022		10,300,000	10,258,057
Synchrony Financial, 3.0%, 8/15/2019		1,573,000	1,583,939
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019		5,445,000	5,428,584
2.625%, 1/31/2019		5,500,000	5,523,760
The Huntington National Bank, 2.2%, 11/6/2018		1,995,000	1,996,772
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022		2,500,000	2,523,105
			239,450,581
Health Care 1.4%
Allergan Funding SCS, 2.35%, 3/12/2018		4,215,000	4,218,339
Becton, Dickinson & Co., 2.133%, 6/6/2019		2,000,000	1,995,507
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)		640,000	636,800
Mylan NV, 3.15%, 6/15/2021		2,500,000	2,513,956
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019		3,055,000	2,968,227
			12,332,829
Industrials 1.2%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,525,790
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022		965,000	1,009,028
CNH Industrial Capital LLC, 3.875%, 10/15/2021		2,185,000	2,223,325
Fortive Corp., 1.8%, 6/15/2019		970,000	962,998
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,897,597
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023		1,750,000	1,671,250
			10,289,988
Information Technology 2.6%
Broadcom Corp., 144A, 2.375%, 1/15/2020		5,000,000	4,966,186
Dell International LLC:
144A, 3.48%, 6/1/2019		6,620,000	6,702,932
144A, 5.875%, 6/15/2021		480,000	498,000
Fidelity National Information Services, Inc., 2.25%, 8/15/2021		4,550,000	4,473,284
Seagate HDD Cayman:
3.75%, 11/15/2018		2,480,000	2,515,960
144A, 4.25%, 3/1/2022		1,250,000	1,265,247
VMware, Inc., 2.95%, 8/21/2022		3,200,000	3,191,057
			23,612,666
Materials 2.9%
Ak Steel Corp., 7.625%, 10/1/2021 (b)		1,500,000	1,556,250
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020		2,500,000	2,611,905
Braskem Netherlands Finance BV, 144A, 3.5%, 1/10/2023		2,570,000	2,523,740
CF Industries, Inc., 144A, 3.4%, 12/1/2021		535,000	540,490
Chemours Co., 6.625%, 5/15/2023 (b)		3,000,000	3,172,500
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022		1,815,000	1,787,259
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	3,060,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,490,769
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023		300,000	318,000
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024		1,260,000	1,256,850
SAN Miguel Industrias Pet SA, 144A, 4.5%, 9/18/2022		280,000	284,480
Teck Resources Ltd., 4.75%, 1/15/2022		2,800,000	2,922,640
The Mosaic Co., 3.25%, 11/15/2022		2,515,000	2,492,999
United States Steel Corp., 144A, 8.375%, 7/1/2021		1,749,000	1,898,539
			25,916,421
Real Estate 2.7%
American Tower Corp., (REIT), 3.4%, 2/15/2019		6,126,000	6,195,409
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,890,761
Realty Income Corp., (REIT), 3.25%, 10/15/2022		4,480,000	4,552,197
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		1,200,000	1,201,500
Select Income REIT, (REIT), 4.15%, 2/1/2022		5,000,000	5,056,102
Starwood Property Trust, Inc., (REIT), 5.0%, 12/15/2021		1,545,000	1,602,937
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		490,000	508,655
			24,007,561
Telecommunication Services 1.5%
AT&T, Inc.:
2.45%, 6/30/2020		4,360,000	4,355,230
2.85%, 2/14/2023		4,730,000	4,748,754
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		850,000	856,375
Frontier Communications Corp., 8.125%, 10/1/2018 (b)		850,000	846,728
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		581,250	584,883
VEON Holdings BV, 144A, 3.95%, 6/16/2021		1,590,000	1,593,975
			12,985,945
Utilities 1.6%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024		1,091,000	1,181,597
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019		1,300,000	1,285,695
Dynegy, Inc., 7.375%, 11/1/2022		2,500,000	2,637,500
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022		2,665,000	2,606,282
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		2,500,000	2,734,500
PG&E Corp., 2.4%, 3/1/2019 (b)		3,820,000	3,822,273
			14,267,847
Total Corporate Bonds (Cost $492,972,797)			495,912,234
Mortgage-Backed Securities Pass-Throughs 0.7%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		2,094,528	2,136,703
Federal National Mortgage Association, 3.0%, 5/1/2027		3,391,461	3,458,813
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039		375,609	400,943
6.5%, with various maturities from 8/20/2038 until 2/20/2039		306,636	328,572
9.5%, with various maturities from 5/15/2018 until 7/15/2020		146	147
Total Mortgage-Backed Securities Pass-Throughs (Cost $6,522,773)			6,325,178
Asset-Backed 16.7%
Automobile Receivables 3.5%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021		4,570,000	4,539,470
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,759,102
"C", Series 2016-2, 2.87%, 11/8/2021		1,750,000	1,760,353
"C", Series 2015-4, 2.88%, 7/8/2021		2,250,000	2,269,453
"D", Series 2017-1, 3.13%, 1/18/2023		3,420,000	3,426,100
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	4,002,784
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,978,315
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	671,807
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,140,000	2,166,528
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023		4,000,000	4,007,133
Santander Drive Auto Receivables Trust:
"B", Series 2016-2, 2.08%, 2/16/2021		1,500,000	1,500,317
"C", Series 2015-4, 2.97%, 3/15/2021		2,876,000	2,895,858
			30,977,220
Credit Card Receivables 1.9%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023		1,550,000	1,534,851
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021		5,560,000	5,506,647
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021		2,920,000	2,926,086
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025		2,352,000	2,340,409
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		5,000,000	4,902,081
			17,210,074
Home Equity Loans 0.1%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.443% **, 4/25/2033		104,521	105,029
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		252	252
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		248,776	247,057
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 2.602% **, 12/25/2034		697,377	691,667
			1,044,005
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467% **, 4/15/2040		149,958	153,069
Miscellaneous 10.3%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 2.519% **, 7/15/2026		3,000,000	3,005,235
ALM V Ltd., "A1R3", Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 2.264% **, 10/18/2027		680,000	681,325
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 2.849% **, 10/15/2028		3,750,000	3,774,859
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.953% **, 4/17/2026		10,000,000	10,014,950
Atrium X, "B1R", Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 2.809% **, 7/16/2025		3,000,000	3,002,658
Atrium XI, "BR", Series 11A, 144A, 3-month USD-LIBOR + 1.500%, 2.863% **, 10/23/2025		750,000	752,640
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 2.779% **, 4/15/2029		3,750,000	3,785,565
Carlyle Global Market Strategies CLO Ltd., "AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.666% **, 5/15/2025		1,590,000	1,596,676
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 1.617% **, 1/15/2037		2,418,734	2,284,447
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.435% **, 12/25/2036		2,728,209	2,281,450
Dell Equipment Finance Trust:
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021		3,400,000	3,395,332
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		1,250,000	1,243,097
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047		9,975,000	9,865,474
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		3,940,000	3,953,711
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 1-month USD-LIBOR + 0.260%, 1.812% **, 11/25/2036		378,290	378,320
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 1-month USD-LIBOR + 1.200%, 2.559% **, 10/15/2030		330,000	332,585
North End CLO Ltd., "A", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.150%, 2.503% **, 7/17/2025		7,668,553	7,679,550
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 2.493% **, 7/20/2026		1,150,000	1,151,165
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.953% **, 7/17/2025		5,500,000	5,511,775
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.763% **, 11/14/2026		2,200,000	2,213,875
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1-month USD-LIBOR + 0.945%, 2.497% **, 2/25/2035		292,408	292,639
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,340,375	2,372,134
Venture XVI CLO Ltd., "A1R", Series 2014-16A, 144A, 3-month USD-LIBOR + 1.120%, 2.479% **, 4/15/2026		7,500,000	7,506,885
Verizon Owner Trust, "A1A", Series 2017-3A, 144A, 2.06%, 4/20/2022		4,450,000	4,427,170
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.404% ** , 1/18/2029		3,015,000	3,015,000
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.603% ** , 4/17/2030		6,950,000	6,994,661
			91,513,178
Student Loans 0.9%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 2.117% ** , 7/25/2039		5,500,000	5,302,344
"A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.067% ** , 7/25/2023		2,201,817	2,271,352
			7,573,696
Total Asset-Backed (Cost $148,011,343)			148,471,242
Commercial Mortgage-Backed Securities 6.3%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.763% **, 7/10/2044		1,549,973	1,043,326
BBCMS Trust, "A", Series 2015-RRI, 144A, 1-month USD-LIBOR + 1.250%, 2.727% **, 5/15/2032		1,902,503	1,903,972
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 2.527% **, 10/15/2032		1,530,000	1,532,399
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.578% **, 11/15/2034		3,960,000	3,959,995
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051		347,443	320,438
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 2.478% **, 4/15/2036		7,000,000	7,017,337
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.177% **, 6/15/2034		3,920,000	3,919,997
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.93% **, 8/25/2026		23,797,067	1,600,726
"X1", Series K722, Interest Only, 1.311% **, 3/25/2023		15,895,290	874,498
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.704% **, 5/10/2043		98,342	96,596
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		155,910	156,918
Greenwich Capital Commercial Funding Corp., "AM", Series 2006-GG7, 5.789% **, 7/10/2038		1,145,593	1,152,459
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.257% **, 5/8/2030		2,360,000	2,362,948
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.428% **, 6/15/2034		5,000,000	4,997,886
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3SF", Series 2006-LDP9, 1-month USD-LIBOR + 0.155%, 1.632% ** , 5/15/2047		5,109,692	5,094,707
"B", Series 2005-LDP4, 5.129%, 10/15/2042		821,397	819,474
"H", Series 2004-CB8, 144A, 5.984% **, 1/12/2039		5,000,000	5,084,777
"A1A", Series 2008-C2, 5.998%, 2/12/2051		1,201,933	1,200,280
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		374,381	377,478
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040		1,821,000	1,855,714
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031		2,000,000	1,964,539
Morgan Stanley Capital I, Inc., "B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 2.45% **, 11/15/2034		4,000,000	4,001,254
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.08%, 12/15/2050		30,000,000	2,340,777
"XA", Series 2017-C1, Interest Only, 1.612% **, 6/15/2050		25,540,644	2,849,256
Total Commercial Mortgage-Backed Securities (Cost $57,424,949)			56,527,751
Collateralized Mortgage Obligations 5.8%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		386,346	396,805
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 3.693% **, 11/25/2035		240,680	224,004
"2A8", Series 2003-J, 3.736% **, 11/25/2033		494,154	495,648
"A15", Series 2006-2, 6.0%, 7/25/2046		21,316	20,159
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 3.239% **, 1/25/2034		598,955	585,633
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		163,792	164,219
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		652,784	657,461
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.002% ** , 1/25/2029		2,143,242	2,164,081
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.552% ** , 10/25/2028		672,742	683,453
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.702% ** , 9/25/2028		1,104,558	1,115,439
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.608% **, 2/15/2038		701,581	623,303
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		3,479,709	514,765
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041		8,974,596	1,314,966
"LG", Series 4281, 4.0%, 1/15/2043		7,486,814	7,725,606
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		18,604,346	3,730,040
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		8,369,582	982,791
"9", Series 406, Interest Only, 4.5%, 2/25/2041		3,751,226	803,041
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		3,031,822	604,713
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		4,076,401	684,972
"1A6", Series 2007-W8, 6.578% **, 9/25/2037		882,323	954,833
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 3.552% ** , 12/25/2028		2,555,556	2,600,200
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 3.752% ** , 10/25/2028		3,586,585	3,636,278
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.402% ** , 4/25/2028		5,226,036	5,408,628
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.452% ** , 7/25/2028		4,000,000	4,122,030
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043		24,925,531	4,362,399
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		4,465,386	515,943
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		7,529,184	1,294,395
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,038,933	526,671
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,352,402	424,274
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,114,309	390,027
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		733,853	87,409
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 3.75% **, 8/25/2035		1,400,694	1,411,307
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.728% **, 4/28/2024		2,153	2,135
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018		152,399	152,600
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		464,804	461,698
"A3", Series 2004-SL3, 7.5%, 12/25/2031		466,958	459,919
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		725,970	728,502
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		55,881	55,918
"A9", Series 2003-S9, 5.25%, 10/25/2033		611,260	636,579
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		21,282	21,238
Total Collateralized Mortgage Obligations (Cost $51,490,432)			51,744,082
Government & Agency Obligations 13.3%
Other Government Related (c) 1.5%
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,600,273
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,500,000	1,594,500
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,150,100
Vnesheconombank, 144A, 6.902%, 7/9/2020		4,000,000	4,318,000
			13,662,873
Sovereign Bonds 3.1%
Export-Import Bank of Korea, 2.5%, 11/1/2020		3,180,000	3,145,939
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021		3,500,000	3,528,826
Japan Bank for International Cooperation:
2.125%, 6/1/2020		2,000,000	1,987,960
2.125%, 7/21/2020		3,000,000	2,977,084
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,500,000	3,059,616
144A, 4.625%, 5/24/2023		1,000,000	1,013,678
Republic of Croatia, 144A, 6.625%, 7/14/2020		1,650,000	1,796,880
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	3,000,681
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,500,000	2,682,300
United Mexican States, Series M, 6.5%, 6/9/2022	MXN	85,000,000	4,137,971
			27,330,935
U.S. Treasury Obligations 8.7%
U.S. Treasury Bills, 1.18% ***, 8/16/2018 (d)		2,590,000	2,564,310
U.S. Treasury Inflation-Indexed Note, 0.125%, 4/15/2021		8,326,080	8,291,767
U.S. Treasury Notes:
0.75%, 2/15/2019		16,000,000	15,806,250
1.125%, 1/15/2019		12,500,000	12,409,180
1.25%, 4/30/2019		29,000,000	28,770,039
1.375%, 9/30/2018		10,000,000	9,973,207
			77,814,753
Total Government & Agency Obligations (Cost $119,079,344)			118,808,561
Loan Participations and Assignments 0.0%
Senior Loans
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR + 5.750%, 7.532% **, 4/20/2014 * (e)		724,718	72
Fairway Group Acquisition Co.:
Term Loan, 10.0% PIK, 1/3/2020 * (e)		126,589	0
Term Loan, 11.0% PIK, 10/3/2021 * (e)		110,790	0
Total Loan Participations and Assignments (Cost $959,781)			72
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK** , 10/18/2025 (e) (Cost $75,673)		75,055	94,907
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.* (e)		2,063	0
Information Technology 0.0%
Answers Corp.*		1,110	19,425
Materials 0.0%
GEO Specialty Chemicals, Inc.* (e)		5,825	1,966
Total Common Stocks (Cost $154,217)			21,391
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (e) (Cost $356,760)		3,083	0
		Principal Amount ($)(a)	Value ($)
Commercial Paper 0.1%
Macquarie Bank Ltd., 144A, 1.722%, 9/21/2018 (Cost $493,900)		500,000	492,593
		Shares	Value ($)
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (f) (g) (Cost $14,365,755)		14,365,755	14,365,755
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 1.30% (f) (Cost $16,284,835)		16,284,835	16,284,835
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $908,192,559)		101.9	909,048,601
Other Assets and Liabilities, Net		(1.9)	(17,295,311)
Net Assets		100.0	891,753,290

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%, 7.532**	4/20/2014	724,718	USD	723,092	72
Fairway Group Acquisition Co. *	10.0%	1/30/2020	126,589	USD	126,256	0
Fairway Group Acquisition Co.*	11.0%	10/3/2021	110,790	USD	110,432	0
					959,780	72

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $13,875,552, which is 1.6% of net assets.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Investment was valued using significant unobservable inputs.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2018	22	2,747,293	2,729,031	(18,262)
2 Year U.S. Treasury Note	USD	3/29/2018	453	97,204,710	96,991,547	(213,163)
U.S. Treasury Long Bond	USD	3/20/2018	50	7,664,163	7,650,000	(14,163)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2018	99	13,271,149	13,222,688	(48,461)
Total unrealized depreciation						(294,049)

At December 31, 2017, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/29/2018	182	21,237,899	21,141,859	96,040
Federal Republic of Germany Euro-Bund	EUR	3/8/2018	74	14,466,251	14,355,381	110,870
United Kingdom Long Gilt Bond	GBP	3/27/2018	32	5,379,816	5,407,517	(27,701)
Total net unrealized depreciation						179,209

As of December 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,476,389	CAD	5,670,000	1/12/2018	35,458	JPMorgan Chase Securities, Inc.
MXN	42,730,000	USD	2,235,056	1/12/2018	67,027	Citigroup, Inc.
USD	4,405,479	NZD	6,450,000	1/12/2018	164,927	Australia and New Zealand Banking Group Ltd.
Total unrealized appreciation					267,412
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,086,000	USD	6,049,806	1/12/2018	(57,136)	State Street Bank & Trust Co.
CAD	5,670,000	USD	4,413,530	1/12/2018	(98,317)	JPMorgan Chase Securities, Inc.
NZD	6,450,000	USD	4,510,833	1/12/2018	(59,573)	Australia and New Zealand Banking Group Ltd.
Total unrealized depreciation					(215,026)

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$495,912,234	$—	$495,912,234
Mortgage-Backed Securities Pass-Throughs	—	6,325,178	—	6,325,178
Asset-Backed	—	148,471,242	—	148,471,242
Commercial Mortgage-Backed Securities	—	56,527,751	—	56,527,751
Collateralized Mortgage Obligations	—	51,744,082	—	51,744,082
Government & Agency Obligations	—	118,808,561	—	118,808,561
Loan Participations and Assignments	—	—	72	72
Convertible Bond	—	—	94,907	94,907
Commercial Paper	—	492,593	—	492,593
Common Stocks (h)	—	19,425	1,966	21,391
Warrant	—	—	0	0
Short-Term Investments (h)	30,650,590	—	—	30,650,590
Derivatives (i)
Futures Contracts	206,910	—	—	206,910
Forward Foreign Currency Exchange Contracts	—	267,412	—	267,412
Total	$30,857,500	$878,568,478	$96,945	$909,522,923
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(321,750)	$—	$—	$(321,750)
Forward Foreign Currency Exchange Contracts	—	(215,026)	—	(215,026)
Total	$(321,750)	$(215,026)	$—	$(536,776)

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 52,386
Interest Rate Contracts	$ (114,840)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018